Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Settled in option value					$ 167,884
Stock compensation expense		$ 485,842	$ 381,729	$ 861,868	1,918,183	$ 11,667,361
Amounts payable	293,546		293,546		293,546
Director [Member]
Settled in option value			37,500
Stock compensation expense	$ 0	37,500	$ 37,500	92,885
Consulting fees to director		$ 0		$ 9,230		240,000
Amounts payable					$ 293,546	$ 293,546